Document and Entity Information	9 Months Ended
	Dec. 31, 2012	Jan. 29, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Pacific Green Technologies Inc.
Entity Central Index Key	0001553404
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,727,404